Financial instruments risk, Credit risk and Concentration of risk (Details) - Credit Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit risk [Abstract]
Average payment period of significant client	180 days
PEMEX [Member]
Concentration of risk [Abstract]
Percentage of revenue	12.00%
TMM DM [Member]
Concentration of risk [Abstract]
Percentage of revenue		13.00%
Helmsley Management [Member]
Concentration of risk [Abstract]
Percentage of revenue	27.00%	10.00%
Grupo Celanese [Member]
Concentration of risk [Abstract]
Percentage of revenue	14.00%	12.00%
Remaining Customers [Member] | Maximum [Member]
Concentration of risk [Abstract]
Percentage of revenue	4.00%	4.00%